Derivative financial instruments and hedging activities - Disclosure of detailed information about hedging instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 7,509,332	$ 5,842,637	$ 23,732,226
IBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	39,235		24,153
IBOR [member] | Interest rate contracts [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	38,730		22,640
IBOR [member] | Interest rate contracts [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	290		591
IBOR [member] | Non-derivative instruments [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 215		231
IBOR [member] | Non-derivative instruments [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount			$ 691